Other comprehensive income (loss)	12 Months Ended
Mar. 31, 2021
Accumulated Other Comprehensive Income (loss)
Other comprehensive income (loss)
17. Other comprehensive income (loss):
The following tables present changes in
Accumulated other comprehensive income (loss)
for the years ended March 31, 2020 and 2021.

	Millions of yen
	For the year ended March 31, 2020
	Balance at beginning of year	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss)	Net change during the year	Balance at end of year
Cumulative translation adjustments	¥17,833	¥(44,730)	¥623	¥(44,107)	¥(26,274)
Pension liability adjustment (1)	(71,107)	4,528	4,008	8,536	(62,571)
Own credit adjustments (2)	24,224	39,517	(1,001)	38,516	62,740

Total	¥(29,050)	¥(685)	¥3,630	¥2,945	¥(26,105)

(1)	See Note 13 “ Employee benefit plans ” for further information.
(2)	See Note 2 “ Fair value measurements ” for further information.

	Millions of yen
	For the year ended March 31, 2021
	Balance at beginning of year	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss)	Net change during the year	Balance at end of year
Cumulative translation adjustments	¥(26,274)	¥47,673	¥(3,083)	¥44,590	¥18,316
Pension liability adjustment (1)	(62,571)	16,140	2,954	19,094	(43,477)
Own credit adjustments (2)	62,740	(65,741)	(9,982)	(75,723)	(12,983)

Total	¥(26,105)	¥(1,928)	¥(10,111)	¥(12,039)	¥(38,144)

(1)	See Note 13 “ Employee benefit plans ” for further information.
(2)	See Note 2 “ Fair value measurements ” for further information.

The following tables present significant reclassifications out of
Accumulated other comprehensive income (loss)
for the years ended March 31, 2020 and 2021.

	Millions of yen
	For the year ended March 31
	2020	2021	Affected line items in consolidated statements of income
	Reclassifications out of accumulated other comprehensive income (loss)	Reclassifications out of accumulated other comprehensive income (loss)
Cumulative translation adjustments:
	¥(886)	¥3,083	Revenue—Other / Non-interest expenses—Other
	263	—	Income tax expense

	(623)	3,083	Net income (loss)

	—	—	Net income attributable to noncontrolling interests

	¥(623)	¥3,083	Net income (loss) attributable to NHI shareholders

	Millions of yen
	For the year ended March 31
	2020	2021	Affected line items in consolidated statements of income
	Reclassifications out of accumulated other comprehensive income (loss)	Reclassifications out of accumulated other comprehensive income (loss)
Pension liability adjustment:
	¥(5,792)	¥(4,167)	Non-interest expenses—Compensation and benefits / Revenue—Other
	1,784	1,213	Income tax expense

	(4,008)	(2,954)	Net income (loss)

	—	—	Net income attributable to noncontrolling interests

	¥(4,008)	¥(2,954)	Net income (loss) attributable to NHI shareholders

	Millions of yen
	For the year ended March 31
	2020	2021	Affected line items in consolidated statements of income
	Reclassifications out of accumulated other comprehensive income (loss)	Reclassifications out of accumulated other comprehensive income (loss)
Own credit adjustments:
	¥1,132	¥12,134	Revenue—Net gain on trading
	(131)	(2,152)	Income tax expense

	1,001	9,982	Net income (loss)

	—	—	Net income attributable to noncontrolling interests

	¥1,001	¥9,982	Net income (loss) attributable to NHI shareholders